Schedule of Investments (unaudited)	iShares® Emerging Markets Dividend ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 14.6%
Auren Energia SA	2,337,501	$6,410,610
Banco Santander Brasil SA	1,234,633	6,750,501
BB Seguridade Participacoes SA	1,020,506	5,717,800
CPFL Energia SA.	1,468,734	9,322,051
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	1,782,576	4,351,276
Energisa SA.	753,523	6,413,705
Grendene SA.	4,646,219	6,402,571
JHSF Participacoes SA	7,323,120	8,067,448
Qualicorp Consultoria e Corretora de Seguros SA	3,744,379	7,128,222
Telefonica Brasil SA	508,965	4,387,205
Transmissora Alianca de Energia Eletrica SA	1,017,178	7,954,045
Vale SA	579,510	7,812,146
		80,717,580
Chile — 5.3%
CAP SA	844,535	7,728,746
Colbun SA	145,855,510	12,389,059
Empresas CMPC SA	5,234,727	8,893,982
		29,011,787
China — 23.2%
Agile Group Holdings Ltd.(a)(b)	19,066,000	6,247,512
Agricultural Bank of China Ltd., Class H	12,176,000	4,015,913
Bank of China Ltd., Class H	12,184,000	4,332,450
BBMG Corp., Class H.	22,030,000	3,061,347
China Construction Bank Corp., Class H	5,467,000	3,491,282
China Jinmao Holdings Group Ltd.(a)	19,176,000	4,450,108
China Merchants Port Holdings Co. Ltd.	1,624,000	2,619,265
China Minsheng Banking Corp. Ltd., Class H.	13,347,000	4,353,063
China Petroleum & Chemical Corp., Class H	11,746,000	5,537,724
China Shenhua Energy Co. Ltd., Class H	2,078,500	5,874,546
Chongqing Rural Commercial Bank Co. Ltd., Class H	14,935,000	5,197,138
Country Garden Holdings Co. Ltd.(b)	7,312,000	2,827,692
Guangzhou R&F Properties Co. Ltd., Class H(a)(b)	21,983,600	5,191,632
Hopson Development Holdings Ltd.(b)	3,047,630	4,028,045
Huadian Power International Corp. Ltd., Class H	17,156,000	5,938,932
Industrial & Commercial Bank of China Ltd., Class H	6,871,000	3,632,613
KWG Group Holdings Ltd.(a)	23,849,500	4,831,879
Logan Group Co. Ltd.(b)(c)	36,592,000	6,992,191
Lonking Holdings Ltd.	34,173,000	6,778,464
PICC Property & Casualty Co. Ltd., Class H	3,314,000	3,401,793
Poly Property Group Co. Ltd.	14,373,000	3,080,587
Shenzhen Investment Ltd.	27,966,000	5,272,453
Shimao Group Holdings Ltd.(b)(c)	15,114,500	4,332,237
Sinopec Engineering Group Co. Ltd., Class H	12,035,500	5,168,257
Sinopec Shanghai Petrochemical Co. Ltd., Class H.	19,346,000	3,186,406
Sunac China Holdings Ltd.(b)(c)	11,167,000	2,845,132
Times China Holdings Ltd.(b)	28,949,000	5,755,691
Yankuang Energy Group Co. Ltd., Class H(b)	806,000	2,518,597
Zhejiang Expressway Co. Ltd., Class H	3,858,000	3,105,194
		128,068,143
Czech Republic — 1.0%
CEZ AS(b)	126,147	5,732,522

Greece — 1.8%
Star Bulk Carriers Corp.	372,179	9,685,959

India — 7.3%
Bharat Petroleum Corp. Ltd.	1,847,996	7,721,651
Security	Shares	Value

India (continued)
Coal India Ltd.	3,233,466	$8,637,791
Indian Oil Corp. Ltd.	8,794,021	8,111,004
NMDC Ltd.	3,934,527	5,370,133
Oil India Ltd.	1,158,636	2,786,763
REC Ltd.	4,688,764	7,767,716
		40,395,058
Indonesia — 2.0%
Adaro Energy Indonesia Tbk PT	23,276,800	5,111,077
Hanjaya Mandala Sampoerna Tbk PT	89,795,900	5,635,132
		10,746,209
Malaysia — 6.1%
British American Tobacco Malaysia Bhd.	2,150,600	5,280,174
Hartalega Holdings Bhd	10,803,900	6,651,542
Kossan Rubber Industries Bhd(a)(b)	27,992,200	7,866,031
Malayan Banking Bhd.	3,983,300	7,933,599
Top Glove Corp. Bhd(a)	28,509,300	6,188,046
		33,919,392
Philippines — 0.5%
PLDT Inc.	99,105	2,990,536

Qatar — 0.6%
Barwa Real Estate Co.	3,455,283	3,388,557

Russia — 0.0%
Federal Grid Co. Unified Energy System PJSC(a)(c)	4,402,974,828	706
Globaltrans Investment PLC(a)(c)	3,247,697	32,477
LUKOIL PJSC(a)(c)	124,880	20
Magnit PJSC(c)	163,377	27
Magnitogorsk Iron & Steel Works PJSC(a)(c)	14,721,471	2,360
MMC Norilsk Nickel PJSC(c)	23,712	4
Mobile TeleSystems PJSC(c)	2,744,644	440
Moscow Exchange MICEX-Rates PJSC(a)(c)	2,788,700	447
Novolipetsk Steel PJSC, GDR(c)	345,790	3,458
PhosAgro PJSC(a)(c)	3,484	35
PhosAgro PJSC, GDR(c)	540,834	5,408
Rostelecom PJSC(c)	4,681,247	750
Sberbank of Russia PJSC(a)(c)	2,500,255	401
Severstal PAO(a)(c)	695,941	111
Tatneft PJSC(c)	1,165,907	187
Unipro PJSC(a)(c)	299,242,000	47,975
		94,806
Singapore — 2.0%
Riverstone Holdings Ltd./Singapore	19,507,800	11,014,973

South Africa — 6.5%
African Rainbow Minerals Ltd.	498,420	7,011,768
Coronation Fund Managers Ltd.	2,708,755	5,541,376
Exxaro Resources Ltd.	840,837	10,220,562
Kumba Iron Ore Ltd.	286,538	8,539,032
Truworths International Ltd.	1,478,654	4,554,290
		35,867,028
Taiwan — 8.7%
Asustek Computer Inc.	423,000	3,990,425
Chong Hong Construction Co. Ltd.	1,895,000	4,592,901
Huaku Development Co. Ltd.	1,849,000	5,540,300
Inventec Corp.	6,331,475	5,028,721
Merry Electronics Co. Ltd.	1,321,146	3,574,314
Radiant Opto-Electronics Corp.	1,709,000	5,348,645
Simplo Technology Co. Ltd.	428,600	3,788,228
Supreme Electronics Co. Ltd.	2,184,513	2,715,472

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Systex Corp.	1,626,000	$3,995,985
United Integrated Services Co. Ltd.	1,139,000	5,839,664
WPG Holdings Ltd.	2,151,280	3,614,509
		48,029,164
Thailand — 5.4%
Kiatnakin Phatra Bank PCL, NVDR	1,622,900	2,934,000
Land & Houses PCL, NVDR.	14,220,900	3,298,856
Quality Houses PCL, NVDR	48,983,000	2,853,972
Sri Trang Agro-Industry PCL, NVDR	14,894,700	8,824,489
Thanachart Capital PCL, NVDR	4,300,500	4,442,630
Tisco Financial Group PCL, NVDR	1,886,500	4,558,296
Total Access Communication PCL, NVDR.	2,385,900	2,963,888
		29,876,131
Turkey — 1.8%
Eregli Demir ve Celik Fabrikalari TAS(b)	4,723,785	7,317,237
Tofas Turk Otomobil Fabrikasi AS.	564,508	2,330,797
		9,648,034
United Arab Emirates — 0.5%
Dubai Islamic Bank PJSC	1,856,894	2,975,682

Total Common Stocks — 87.3%
(Cost: $743,654,716)		482,161,561

Preferred Stocks

Brazil — 11.0%
Bradespar SA, Preference Shares, NVS	1,604,652	6,971,759
Cia. de Transmissao de Energia Eletrica Paulista,
Preference Shares, NVS	1,689,523	7,441,725
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	3,426,654	7,443,922
Gerdau SA, Preference Shares, NVS	1,553,560	7,344,287
Metalurgica Gerdau SA, Preference Shares, NVS	4,704,898	9,302,314
Petroleo Brasileiro SA, Preference Shares, NVS	1,327,526	8,761,913
Unipar Carbocloro SA, Class B, Preference
Shares, NVS	607,534	9,780,941
Security	Shares	Value

Brazil (continued)
Usinas Siderurgicas de Minas Gerais SA Usiminas,
Class A, Preference Shares, NVS	2,211,185	$3,679,539
		60,726,400
Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(c)	5,767	1

Total Preferred Stocks — 11.0%
(Cost: $81,884,428)		60,726,401

Total Long-Term Investments — 98.3%
(Cost: $825,539,144)		542,887,962

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 1.93%(d)(e)(f)	27,496,970	27,494,220
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.81%(d)(e)	350,000	350,000

Total Short-Term Securities — 5.1%
(Cost: $27,841,527)		27,844,220

Total Investments in Securities — 103.4%
(Cost: $853,380,671)		570,732,182

Liabilities in Excess of Other Assets — (3.4)%		(18,622,184)

Net Assets—100.0%		$552,109,998

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,326,856	$3,171,206	(a)	$—		$(1,512)	$(2,330)	$27,494,220	27,496,970	$899,667	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	380,000	—		(30,000	)(a)	—	—	350,000	350,000	2,117		—
						$(1,512)	$(2,330)	$27,844,220		$901,784		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
July 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	165	09/16/22	$8,238	$39,231

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$154,189,275	$313,707,920	$14,264,366	$482,161,561
Preferred Stocks	60,726,400	—	1	60,726,401
Money Market Funds	27,844,220	—	—	27,844,220
	$242,759,895	$313,707,920	$14,264,367	$570,732,182
Derivative financial instruments(a)
Assets
Futures Contracts	$39,231	$—	$—	$39,231

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF

July 31, 2022

Fair Value Hierarchy as of Period End (continued)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common	Preferred
	Stocks	Stocks	Total
Assets:
Opening balance, as of April 30, 2022	$14,258,124	$1	$14,258,125
Transfers into Level 3(a)	11,354,786	—	11,354,786
Transfers out of Level 3	—	—	—
Accrued discounts/premiums.	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(b)(c)	(11,445,373)	—	(11,445,373)
Purchases	11,631,000	—	11,631,000
Sales	(11,534,171)	(—)	(11,534,171)

Closing balance, as of July 31, 2022	$14,264,366	$1	$14,264,367

Net change in unrealized appreciation (depreciation) on investment still held at July 31, 2022	$(22,897,187)	$—	$(22,897,187)

(a)	As of April 30, 2022, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 1 or Level 2 to Level 3 in the fair value hierarchy.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $7,086,998. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

				Range of
		Valuation	Unobservable	Unobservable
	Value	Approach	Inputs	Inputs Utilized(a)
Common Stock	$7,177,369	Income	Discount Rate	5%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Portfolio Abbreviations

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

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